Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,082,353	$ 1,072,701
Less: accumulated depreciation	(905,924)	(857,267)
Total	176,429	215,434
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	626,209	620,625
Office furniture, equipment and others [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	89,535	88,736
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 366,609	$ 363,340